Basis of Presentation of the Consolidated Financial Statements - Agreement Between Telefonica and Liberty Global plc to Combine Their Operating Businesses in the UK (Details)
€ in Millions, £ in Millions
					7 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 01, 2021 GBP (£)	Jun. 01, 2021 EUR (€)	May 07, 2020	Dec. 31, 2021 EUR (€)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 EUR (€)
Disclosure of joint ventures [line items]
Gain on disposal of businesses							€ 24		€ 205		€ 11,008
Share of (loss) income of investments accounted for by the equity method							(2,145)		230		(132)
Goodwill impairment (Note 7)							€ 58		0		416
Telefónica O2 Holdings Ltd. Holding company
Disclosure of joint ventures [line items]
Gain on disposal of businesses			€ 4,460
VMO2
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (as a percent)	50.00%				50.00%	50.00%	50.00%
Proceeds from sales of investments accounted for using equity method		£ 5,376	€ 6,234
Proceeds from equalization payment | £		2,622
Proceeds from recapitalization of joint venture | £		£ 2,754
Dividends received from joint ventures, classified as investing activities						£ 1,000	€ 1,154	£ 800	909	£ 161	187
Share of (loss) income of investments accounted for by the equity method					€ (103)		(2,030)		292		€ (103)
Goodwill impairment (Note 7)					€ 0	£ 3,107	3,572		€ 0
VMO2 | Telefónica, S.A.
Disclosure of joint ventures [line items]
Goodwill impairment (Note 7)							€ 1,786
VMO2 | Telefónica O2 Holdings Ltd. Holding company
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (as a percent)		50.00%	50.00%	50.00%